Rights of Use	12 Months Ended
Dec. 31, 2023
Rights of Use [Abstract]
Rights of Use	Rights of use
The movement of rights of use in 2023 and 2022 is as follows:

2023
Millions of euros	Balance at 12/31/2022	Additions	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2023
Rights of use on land and natural properties	885	194	(231)	(10)	—	(4)	834
Rights of use on buildings	4,130	1,345	(1,172)	(95)	1	78	4,287
Rights of use on plant and machinery	3,037	752	(686)	(26)	3	—	3,080
Other rights of use	227	100	(70)	(2)	(6)	(2)	247
Total of rights of use	8,279	2,391	(2,159)	(133)	(2)	72	8,448

2022
Millions of euros	Balance at 12/31/2021	Additions	Amortization	Disposals	Business combinations	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2022
Rights of use on land and natural properties	793	367	(279)	(7)	—	(15)	26	885
Rights of use on buildings	3,561	1,402	(1,139)	(29)	110	(11)	236	4,130
Rights of use on plant and machinery	3,024	596	(574)	(19)	—	(5)	15	3,037
Other rights of use	201	83	(72)	(2)	1	11	5	227
Total of rights of use	7,579	2,448	(2,064)	(57)	111	(20)	282	8,279
"Business combinations" in 2022 corresponded to the acquisition of rights of use of Oi, the Incremental Group and the BE-terna Group (see Note 5) amounted to 105, 1 and 5 million euros, respectively.
The effect of the translation into euros of rights of use of the Group's companies in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 3.a) is shown in the column "Translation differences and hyperinflation adjustments".
In 2022, there was an increase in amortization of rights of use amounted to 17 million euros (40 million euros in 2021) due to the reduction in the useful lives of certain rights of use of Telefónica México as a result of the transformation of the operating model announced in November 2019.
The gross cost and accumulated depreciation of the rights of use at December 31, 2023 and 2022 are as follows:

Balance at December 31, 2023
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	2,051	(1,217)	834
Rights of use on buildings	9,411	(5,124)	4,287
Rights of use on plant and machinery	5,250	(2,170)	3,080
Other rights of use	498	(251)	247
Total of rights of use	17,210	(8,762)	8,448

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,923	(1,038)	885
Rights of use on buildings	8,053	(3,923)	4,130
Rights of use on plant and machinery	4,560	(1,523)	3,037
Other rights of use	469	(242)	227
Total of rights of use	15,005	(6,726)	8,279
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2023 and 2022 are as follows:

Millions of euros	2023	2022
Short-term leases included in operating results as supplies	73	79
Variable lease payments not included in the measurement of lease liabilities	14	17
Total expenses as supplies	87	96
Short-term leases included in external services	45	52
Leases of low-value assets included in external services	7	8
Variable lease payments not included in the measurement of lease liabilities	16	26
Total expenses as external services (Note 26)	68	86
Total lease expenses	155	182